Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Common stocks: 60.56%
Communication services: 4.91%
Diversified telecommunication services: 0.53%
AT&T Incorporated	8,105	$ 156,021
Verizon Communications Incorporated	4,775	185,700
		341,721
Entertainment: 0.87%
Activision Blizzard Incorporated	810	69,328
Electronic Arts Incorporated	296	35,653
Live Nation Entertainment Incorporated †	162	11,340
Netflix Incorporated †	506	174,813
Take-Two Interactive Software Incorporated †	180	21,474
The Walt Disney Company †	2,077	207,970
Warner Bros. Discovery Incorporated †	2,513	37,946
		558,524
Interactive media & services: 2.89%
Alphabet Incorporated Class A †	6,772	702,460
Alphabet Incorporated Class C †	5,904	614,016
Match Group Incorporated †	318	12,208
Meta Platforms Incorporated Class A †	2,531	536,420
		1,865,104
Media: 0.47%
Charter Communications Incorporated Class A †	120	42,913
Comcast Corporation Class A	4,783	181,324
DISH Network Corporation Class A †	286	2,668
Fox Corporation Class A	338	11,509
Fox Corporation Class B	157	4,916
Interpublic Group of Companies Incorporated	442	16,460
News Corporation Class A	435	7,512
News Corporation Class B	134	2,336
Omnicom Group Incorporated	230	21,698
Paramount Global Class B	574	12,806
		304,142
Wireless telecommunication services: 0.15%
T-Mobile US Incorporated †	673	97,477
Consumer discretionary: 6.13%
Automobile components: 0.07%
Aptiv plc †	308	34,555
BorgWarner Incorporated	266	13,063
		47,618
Automobiles: 1.16%
Ford Motor Company	4,452	56,095
General Motors Company	1,586	58,174
Tesla Motors Incorporated †	3,058	634,413
		748,682
Broadline retail: 1.69%
Amazon.com Incorporated †	10,137	1,047,051
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Broadline retail (continued)
eBay Incorporated	617	$ 27,376
Etsy Incorporated †	143	15,920
		1,090,347
Distributors: 0.09%
Genuine Parts Company	160	26,770
LKQ Corporation	289	16,404
Pool Corporation	44	15,067
		58,241
Hotels, restaurants & leisure: 1.28%
Booking Holdings Incorporated †	44	116,706
Caesars Entertainment Incorporated †	244	11,910
Carnival Corporation †	1,139	11,561
Chipotle Mexican Grill Incorporated †	31	52,957
Darden Restaurants Incorporated	138	21,412
Domino's Pizza Incorporated	40	13,195
Expedia Group Incorporated †	168	16,301
Hilton Worldwide Holdings Incorporated	303	42,684
Las Vegas Sands Corporation †	374	21,486
Marriott International Incorporated Class A	306	50,808
McDonald's Corporation	833	232,915
MGM Resorts International	358	15,902
Norwegian Cruise Line Holdings Limited †	479	6,443
Royal Caribbean Cruises Limited †	250	16,325
Starbucks Corporation	1,307	136,098
Wynn Resorts Limited †	117	13,093
Yum! Brands Incorporated	318	42,001
		821,797
Household durables: 0.21%
D.R. Horton Incorporated	355	34,680
Garmin Limited	174	17,560
Lennar Corporation Class A	288	30,272
Mohawk Industries Incorporated †	60	6,013
Newell Rubbermaid Incorporated	428	5,324
NVR Incorporated †	3	16,717
PulteGroup Incorporated	257	14,978
Whirlpool Corporation	62	8,185
		133,729
Leisure products: 0.01%
Hasbro Incorporated	148	7,946
Specialty retail: 1.31%
Advance Auto Parts Incorporated	67	8,148
AutoZone Incorporated †	21	51,621
Bath & Body Works Incorporated	260	9,511
Best Buy Company Incorporated	224	17,532
CarMax Incorporated †	180	11,570
Lowe's Companies Incorporated	688	137,579
O'Reilly Automotive Incorporated †	71	60,278
Ross Stores Incorporated	392	41,603
The Home Depot Incorporated	1,159	342,044
The TJX Companies Incorporated	1,314	102,965
See accompanying notes to portfolio of investments

2  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
Tractor Supply Company	126	$ 29,615
Ulta Beauty Incorporated †	58	31,649
		844,115
Textiles, apparel & luxury goods: 0.31%
Nike Incorporated Class B	1,416	173,658
Ralph Lauren Corporation	47	5,483
Tapestry Incorporated	268	11,553
VF Corporation	376	8,614
		199,308
Consumer staples: 4.38%
Beverages: 1.10%
Brown-Forman Corporation Class B	208	13,368
Constellation Brands Incorporated Class A	185	41,790
Keurig Dr. Pepper Incorporated	966	34,080
Molson Coors Brewing Company Class B	214	11,060
Monster Beverage Corporation †	866	46,773
PepsiCo Incorporated	1,566	285,482
The Coca-Cola Company	4,425	274,483
		707,036
Consumer staples distribution & retail: 1.19%
Costco Wholesale Corporation	505	250,919
Dollar General Corporation	254	53,457
Dollar Tree Incorporated †	236	33,878
Sysco Corporation	577	44,562
Target Corporation	523	86,624
The Kroger Company	741	36,583
Walgreens Boots Alliance Incorporated	814	28,148
Walmart Incorporated	1,595	235,183
		769,354
Food products: 0.70%
Archer Daniels Midland Company	622	49,549
Bunge Limited	170	16,238
Campbell Soup Company	228	12,535
ConAgra Foods Incorporated	542	20,358
General Mills Incorporated	670	57,258
Hormel Foods Corporation	329	13,121
Kellogg Company	291	19,485
Lamb Weston Holdings Incorporated	164	17,141
McCormick & Company Incorporated	285	23,715
Mondelez International Incorporated Class A	1,550	108,066
The Hershey Company	167	42,486
The J.M. Smucker Company	121	19,042
The Kraft Heinz Company	905	34,996
Tyson Foods Incorporated Class A	325	19,279
		453,269
Household products: 0.88%
Church & Dwight Company Incorporated	277	24,490
Colgate-Palmolive Company	950	71,393
Kimberly-Clark Corporation	384	51,540
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Household products (continued)
The Clorox Company	140	$ 22,154
The Procter & Gamble Company	2,682	398,787
		568,364
Personal care products: 0.10%
The Estee Lauder Companies Incorporated Class A	263	64,819
Tobacco: 0.41%
Altria Group Incorporated	2,030	90,579
Philip Morris International Incorporated	1,763	171,452
		262,031
Energy: 2.79%
Energy equipment & services: 0.22%
Baker Hughes Company	1,144	33,016
Halliburton Company	1,028	32,526
Schlumberger Limited	1,615	79,297
		144,839
Oil, gas & consumable fuels: 2.57%
APA Corporation	366	13,198
Chevron Corporation	2,023	330,073
ConocoPhillips	1,392	138,100
Coterra Energy Incorporated	897	22,012
Devon Energy Corporation	743	37,603
Diamondback Energy Incorporated	209	28,251
EOG Resources Incorporated	668	76,573
EQT Corporation	417	13,306
Exxon Mobil Corporation	4,682	513,428
Hess Corporation	316	41,819
Kinder Morgan Incorporated	2,249	39,380
Marathon Oil Corporation	722	17,299
Marathon Petroleum Corporation	516	69,572
Occidental Petroleum Corporation	827	51,630
ONEOK Incorporated	508	32,278
Phillips 66	530	53,731
Pioneer Natural Resources Company	270	55,145
Targa Resources Corporation	257	18,748
The Williams Companies Incorporated	1,385	41,356
Valero Energy Corporation	438	61,145
		1,654,647
Financials: 7.82%
Banks: 1.89%
Bank of America Corporation	7,936	226,970
Citigroup Incorporated	2,202	103,252
Citizens Financial Group Incorporated	560	17,007
Comerica Incorporated	149	6,470
Fifth Third Bancorp	777	20,699
First Republic Bank	211	2,952
Huntington Bancshares Incorporated	1,641	18,379
JPMorgan Chase & Company	3,335	434,584
KeyCorp	1,061	13,284
M&T Bank Corporation	192	22,957
See accompanying notes to portfolio of investments

4  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
PNC Financial Services Group Incorporated	456	$ 57,958
Regions Financial Corporation	1,062	19,711
Truist Financial Corporation	1,509	51,457
US Bancorp	1,584	57,103
Wells Fargo & Company	4,333	161,968
Zions Bancorporation	170	5,088
		1,219,839
Capital markets: 1.71%
Ameriprise Financial Incorporated	120	36,780
Bank of New York Mellon Corporation	836	37,988
BlackRock Incorporated	170	113,750
Cboe Global Markets Incorporated	121	16,243
CME Group Incorporated	409	78,332
FactSet Research Systems Incorporated	43	17,849
Franklin Resources Incorporated	324	8,729
Intercontinental Exchange Incorporated	635	66,224
Invesco Limited	517	8,479
MarketAxess Holdings Incorporated	43	16,825
Moody's Corporation	179	54,778
Morgan Stanley	1,486	130,471
MSCI Incorporated	91	50,932
Northern Trust Corporation	237	20,887
Raymond James Financial Incorporated	220	20,519
S&P Global Incorporated	374	128,944
State Street Corporation	397	30,049
T. Rowe Price Group Incorporated	255	28,790
The Charles Schwab Corporation	1,734	90,827
The Goldman Sachs Group Incorporated	385	125,937
The NASDAQ Incorporated	385	21,048
		1,104,381
Consumer finance: 0.31%
American Express Company	677	111,671
Capital One Financial Corporation	434	41,733
Discover Financial Services	304	30,047
Synchrony Financial	497	14,453
		197,904
Financial services: 2.60%
Berkshire Hathaway Incorporated Class B †	2,049	632,670
Fidelity National Information Services Incorporated	675	36,673
Fiserv Incorporated †	722	81,608
FleetCor Technologies Incorporated †	84	17,711
Global Payments Incorporated	299	31,467
Jack Henry & Associates Incorporated	83	12,510
MasterCard Incorporated Class A	959	348,510
PayPal Holdings Incorporated †	1,286	97,659
Visa Incorporated Class A	1,848	416,650
		1,675,458
Insurance: 1.31%
AFLAC Incorporated	637	41,099
American International Group Incorporated	845	42,554
Aon plc Class A	234	73,778
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Insurance (continued)
Arch Capital Group Limited †	421	$ 28,573
Arthur J. Gallagher & Company	241	46,106
Assurant Incorporated	60	7,204
Brown & Brown Incorporated	267	15,331
Chubb Limited	472	91,653
Cincinnati Financial Corporation	179	20,062
Everest Reinsurance Group Limited	45	16,111
Globe Life Incorporated	103	11,332
Lincoln National Corporation	175	3,932
Loews Corporation	222	12,880
Marsh & McLennan Companies Incorporated	563	93,768
MetLife Incorporated	749	43,397
Principal Financial Group Incorporated	259	19,249
Progressive Corporation	665	95,135
Prudential Financial Incorporated	418	34,585
The Allstate Corporation	299	33,132
The Hartford Financial Services Group Incorporated	358	24,949
The Travelers Companies Incorporated	263	45,081
W.R. Berkley Corporation	232	14,444
Willis Towers Watson plc	121	28,118
		842,473
Health care: 8.60%
Biotechnology: 1.39%
AbbVie Incorporated	2,011	320,493
Amgen Incorporated	607	146,742
Biogen Incorporated †	164	45,597
Gilead Sciences Incorporated	1,418	117,651
Incyte Corporation †	210	15,177
Moderna Incorporated †	376	57,746
Regeneron Pharmaceuticals Incorporated †	122	100,244
Vertex Pharmaceuticals Incorporated †	292	92,000
		895,650
Health care equipment & supplies: 1.73%
Abbott Laboratories	1,983	200,799
Align Technology Incorporated †	83	27,734
Baxter International Incorporated	574	23,281
Becton Dickinson & Company	323	79,955
Boston Scientific Corporation †	1,629	81,499
Dentsply Sirona Incorporated	244	9,584
DexCom Incorporated †	439	51,003
Edwards Lifesciences Corporation †	703	58,159
GE HealthCare Technology Incorporated †	413	33,878
Hologic Incorporated †	280	22,596
IDEXX Laboratories Incorporated †	94	47,008
Insulet Corporation †	79	25,198
Intuitive Surgical Incorporated †	398	101,677
Medtronic plc	1,512	121,897
ResMed Incorporated	167	36,571
STERIS plc	113	21,615
Stryker Corporation	383	109,335
Teleflex Incorporated	53	13,425
See accompanying notes to portfolio of investments

6  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
The Cooper Companies Incorporated	56	$ 20,908
Zimmer Biomet Holdings Incorporated	239	30,879
		1,117,001
Health care providers & services: 1.84%
AmerisourceBergen Corporation	184	29,460
Cardinal Health Incorporated	293	22,122
Centene Corporation †	626	39,569
Cigna Corporation	340	86,880
CVS Health Corporation	1,460	108,493
DaVita HealthCare Partners Incorporated †	62	5,029
Elevance Health Incorporated	272	125,068
HCA Healthcare Incorporated	241	63,547
Henry Schein Incorporated †	154	12,557
Humana Incorporated	142	68,935
Laboratory Corporation of America Holdings	101	23,171
McKesson Corporation	156	55,544
Molina Healthcare Incorporated †	66	17,654
Quest Diagnostics Incorporated	126	17,826
UnitedHealth Group Incorporated	1,062	501,891
Universal Health Services Incorporated Class B	73	9,278
		1,187,024
Life sciences tools & services: 1.12%
Agilent Technologies Incorporated	336	46,482
Bio-Rad Laboratories Incorporated Class A †	24	11,496
Bio-Techne Corporation	179	13,280
Charles River Laboratories International Incorporated †	58	11,706
Danaher Corporation	745	187,770
Illumina Incorporated †	179	41,626
IQVIA Holdings Incorporated †	211	41,966
Mettler-Toledo International Incorporated †	25	38,255
PerkinElmer Incorporated	144	19,189
Thermo Fisher Scientific Incorporated	446	257,061
Waters Corporation †	68	21,055
West Pharmaceutical Services Incorporated	84	29,103
		718,989
Pharmaceuticals: 2.52%
Bristol-Myers Squibb Company	2,418	167,592
Catalent Incorporated †	205	13,471
Eli Lilly & Company	897	308,048
Johnson & Johnson	2,973	460,815
Merck & Company Incorporated	2,883	306,722
Organon & Company	289	6,797
Pfizer Incorporated	6,383	260,426
Viatris Incorporated	1,379	13,266
Zoetis Incorporated	530	88,213
		1,625,350
Industrials: 5.25%
Aerospace & defense: 1.06%
General Dynamics Corporation	256	58,422
Howmet Aerospace Incorporated	419	17,753
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Huntington Ingalls Industries Incorporated	45	$ 9,316
L3Harris Technologies Incorporated	216	42,388
Lockheed Martin Corporation	258	121,964
Northrop Grumman Corporation	164	75,722
Raytheon Technologies Corporation	1,666	163,151
Textron Incorporated	237	16,739
The Boeing Company †	639	135,743
TransDigm Group Incorporated	59	43,486
		684,684
Air freight & logistics: 0.39%
C.H. Robinson Worldwide Incorporated	134	13,316
Expeditors International of Washington Incorporated	181	19,932
FedEx Corporation	264	60,321
United Parcel Service Incorporated Class B	830	161,012
		254,581
Building products: 0.27%
A.O. Smith Corporation	144	9,958
Allegion plc	100	10,673
Carrier Global Corporation	949	43,417
Johnson Controls International plc	781	47,032
Masco Corporation	256	12,728
Trane Technologies plc	260	47,835
		171,643
Commercial services & supplies: 0.30%
Cintas Corporation	98	45,343
Copart Incorporated †	487	36,627
Republic Services Incorporated	234	31,641
Rollins Incorporated	263	9,870
Waste Management Incorporated	422	68,858
		192,339
Construction & engineering: 0.04%
Quanta Services Incorporated	162	26,996
Electrical equipment: 0.34%
AMETEK Incorporated	261	37,931
Eaton Corporation plc	452	77,446
Emerson Electric Company	650	56,641
Generac Holdings Incorporated †	72	7,777
Rockwell Automation Incorporated	131	38,442
		218,237
Ground transportation: 0.49%
CSX Corporation	2,391	71,587
J.B. Hunt Transport Services Incorporated	94	16,493
Norfolk Southern Corporation	259	54,908
Old Dominion Freight Line Incorporated	103	35,107
Union Pacific Corporation	696	140,077
		318,172
Industrial conglomerates: 0.51%
3M Company	626	65,799
See accompanying notes to portfolio of investments

8  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Industrial conglomerates (continued)
General Electric Company	1,239	$ 118,448
Honeywell International Incorporated	760	145,251
		329,498
Machinery: 1.09%
Caterpillar Incorporated	592	135,473
Cummins Incorporated	161	38,460
Deere & Company	307	126,754
Dover Corporation	159	24,158
Fortive Corporation	401	27,336
IDEX Corporation	86	19,869
Illinois Tool Works Incorporated	316	76,930
Ingersoll Rand Incorporated	460	26,763
Nordson Corporation	61	13,558
Otis Worldwide Corporation	472	39,837
PACCAR Incorporated	594	43,481
Parker-Hannifin Corporation	146	49,072
Pentair plc	187	10,335
Snap-on Incorporated	60	14,813
Stanley Black & Decker Incorporated	168	13,537
Wabtec Corporation	207	20,919
Xylem Incorporated	205	21,464
		702,759
Passenger airlines: 0.13%
Alaska Air Group Incorporated †	145	6,084
American Airlines Group Incorporated †	740	10,915
Delta Air Lines Incorporated †	729	25,457
Southwest Airlines Company	676	21,997
United Airlines Holdings Incorporated †	372	16,461
		80,914
Professional services: 0.47%
Automatic Data Processing Incorporated	471	104,859
Broadridge Financial Solutions Incorporated	134	19,640
CoStar Group Incorporated †	462	31,809
Equifax Incorporated	139	28,195
Jacobs Solutions Incorporated	144	16,921
Leidos Holdings Incorporated	155	14,269
Paychex Incorporated	365	41,825
Robert Half International Incorporated	122	9,830
Verisk Analytics Incorporated	178	34,151
		301,499
Trading companies & distributors: 0.16%
Fastenal Company	649	35,007
United Rentals Incorporated	79	31,265
W.W. Grainger Incorporated	51	35,129
		101,401
Information technology: 15.80%
Communications equipment: 0.57%
Arista Networks Incorporated †	281	47,169
Cisco Systems Incorporated	4,671	244,177
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Communications equipment (continued)
F5 Networks Incorporated †	68	$ 9,907
Juniper Networks Incorporated	368	12,667
Motorola Solutions Incorporated	190	54,365
		368,285
Electronic equipment, instruments & components: 0.39%
Amphenol Corporation Class A	676	55,243
CDW Corporation of Delaware	154	30,013
Corning Incorporated	866	30,552
Keysight Technologies Incorporated †	203	32,780
TE Connectivity Limited	360	47,214
Teledyne Technologies Incorporated †	53	23,710
Trimble Incorporated †	280	14,678
Zebra Technologies Corporation Class A †	59	18,762
		252,952
IT services: 0.72%
Accenture plc Class A	716	204,640
Akamai Technologies Incorporated †	179	14,016
Cognizant Technology Solutions Corporation Class A	579	35,278
DXC Technology Company †	259	6,620
EPAM Systems Incorporated †	65	19,435
Gartner Incorporated †	90	29,319
International Business Machines Corporation	1,028	134,761
VeriSign Incorporated †	104	21,978
		466,047
Semiconductors & semiconductor equipment: 3.91%
Advanced Micro Devices Incorporated †	1,833	179,652
Analog Devices Incorporated	576	113,599
Applied Materials Incorporated	959	117,794
Broadcom Incorporated	475	304,732
Enphase Energy Incorporated †	155	32,593
First Solar Incorporated †	113	24,578
Intel Corporation	4,704	153,680
KLA Corporation	157	62,670
Lam Research Corporation	153	81,108
Microchip Technology Incorporated	623	52,195
Micron Technology Incorporated	1,241	74,882
Monolithic Power Systems Incorporated	51	25,528
NVIDIA Corporation	2,797	776,923
NXP Semiconductors NV	295	55,010
ON Semiconductor Corporation †	491	40,419
Qorvo Incorporated †	114	11,579
Qualcomm Incorporated	1,268	161,771
Skyworks Solutions Incorporated	181	21,354
Solaredge Technologies Incorporated †	64	19,453
Teradyne Incorporated	177	19,029
Texas Instruments Incorporated	1,030	191,590
		2,520,139
Software: 5.73%
Adobe Incorporated †	521	200,778
Ansys Incorporated †	99	32,947
Autodesk Incorporated †	245	50,999
See accompanying notes to portfolio of investments

10  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Software (continued)
Cadence Design Systems Incorporated †	312	$ 65,548
Ceridian HCM Holding Incorporated †	175	12,814
Fair Isaac Corporation †	29	20,378
Fortinet Incorporated †	737	48,981
Gen Digital	647	11,103
Intuit Incorporated	319	142,220
Microsoft Corporation	8,464	2,440,171
Oracle Corporation	1,747	162,331
Paycom Software Incorporated †	55	16,721
PTC Incorporated †	121	15,516
Roper Technologies Incorporated	121	53,323
Salesforce.com Incorporated †	1,137	227,150
ServiceNow Incorporated †	231	107,350
Synopsys Incorporated †	173	66,821
Tyler Technologies Incorporated †	47	16,668
		3,691,819
Technology hardware, storage & peripherals: 4.48%
Apple Incorporated	16,911	2,788,624
Hewlett Packard Enterprise Company	1,457	23,210
HP Incorporated	983	28,851
NetApp Incorporated	245	15,643
Seagate Technology Holdings plc	218	14,414
Western Digital Corporation †	363	13,674
		2,884,416
Materials: 1.60%
Chemicals: 1.09%
Air Products & Chemicals Incorporated	253	72,664
Albemarle Corporation	133	29,398
Celanese Corporation Series A	113	12,305
CF Industries Holdings Incorporated	223	16,165
Corteva Incorporated	811	48,911
Dow Incorporated	801	43,911
DuPont de Nemours Incorporated	521	37,392
Eastman Chemical Company	135	11,386
Ecolab Incorporated	282	46,679
FMC Corporation	143	17,465
International Flavors & Fragrances Incorporated	290	26,668
Linde plc	560	199,046
LyondellBasell Industries NV Class A	289	27,134
PPG Industries Incorporated	267	35,666
The Mosaic Company	387	17,756
The Sherwin-Williams Company	268	60,238
		702,784
Construction materials: 0.08%
Martin Marietta Materials Incorporated	71	25,209
Vulcan Materials Company	151	25,906
		51,115
Containers & packaging: 0.16%
Amcor plc	1,689	19,221
Avery Dennison Corporation	92	16,462
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Containers & packaging (continued)
Ball Corporation	357	$ 19,674
International Paper Company	404	14,568
Packaging Corporation of America	105	14,577
Sealed Air Corporation	164	7,529
WestRock Company	290	8,836
		100,867
Metals & mining: 0.27%
Freeport-McMoRan Incorporated	1,625	66,479
Newmont Corporation	903	44,265
Nucor Corporation	288	44,487
Steel Dynamics Incorporated	190	21,481
		176,712
Real estate: 1.55%
Health care REITs: 0.11%
Healthpeak Properties Incorporated	622	13,665
Ventas Incorporated	455	19,724
Welltower Incorporated	537	38,498
		71,887
Hotel & resort REITs: 0.02%
Host Hotels & Resorts Incorporated	813	13,406
Industrial REITs: 0.20%
Prologis Incorporated	1,050	131,009
Office REITs: 0.05%
Alexandria Real Estate Equities Incorporated	179	22,481
Boston Properties Incorporated	162	8,767
		31,248
Real estate management & development: 0.04%
CBRE Group Incorporated Class A †	359	26,139
Residential REITs: 0.21%
AvalonBay Communities Incorporated	159	26,722
Camden Property Trust	125	13,105
Equity Residential	387	23,220
Essex Property Trust Incorporated	73	15,267
Invitation Homes Incorporated	660	20,612
Mid-America Apartment Communities Incorporated	131	19,786
UDR Incorporated	352	14,453
		133,165
Retail REITs: 0.19%
Federal Realty Investment Trust	83	8,203
Kimco Realty Corporation	703	13,730
Realty Income Corporation	713	45,147
Regency Centers Corporation	175	10,707
Simon Property Group Incorporated	372	41,653
		119,440
Specialized REITs: 0.73%
American Tower Corporation	529	108,096
See accompanying notes to portfolio of investments

12  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Shares	Value
Specialized REITs (continued)
Crown Castle International Corporation	492	$ 65,849
Digital Realty Trust Incorporated	327	32,147
Equinix Incorporated	105	75,709
Extra Space Storage Incorporated	152	24,765
Iron Mountain Incorporated	331	17,513
Public Storage Incorporated	180	54,385
SBA Communications Corporation	123	32,112
VICI Properties Incorporated	1,141	37,219
Weyerhaeuser Company	833	25,098
		472,893
Utilities: 1.73%
Electric utilities: 1.13%
Alliant Energy Corporation	285	15,219
American Electric Power Company Incorporated	584	53,138
Constellation Energy Corporation	372	29,202
Duke Energy Corporation	876	84,508
Edison International	434	30,636
Entergy Corporation	231	24,888
Evergy Incorporated	261	15,952
Eversource Energy	396	30,991
Exelon Corporation	1,130	47,336
FirstEnergy Corporation	618	24,757
NextEra Energy Incorporated	2,259	174,124
NRG Energy Incorporated	262	8,984
PG&E Corporation †	1,831	29,607
Pinnacle West Capital Corporation	129	10,222
PPL Corporation	837	23,260
The Southern Company	1,238	86,140
Xcel Energy Incorporated	622	41,948
		730,912
Gas utilities: 0.03%
Atmos Energy Corporation	163	18,315
Independent power & renewable electricity producers: 0.03%
AES Corporation	759	18,277
Multi-utilities: 0.49%
Ameren Corporation	294	25,399
CenterPoint Energy Incorporated	716	21,093
CMS Energy Corporation	331	20,317
Consolidated Edison Incorporated	403	38,555
Dominion Energy Incorporated	947	52,947
DTE Energy Company	220	24,099
NiSource Incorporated	462	12,918
Public Service Enterprise Group Incorporated	567	35,409
Sempra Energy	357	53,964
WEC Energy Group Incorporated	359	34,030
		318,731
Water utilities: 0.05%
American Water Works Company Incorporated	219	32,081
Total Common stocks (Cost $19,887,936)		39,042,541

See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 34.93%
U.S. Treasury Bond	1.13%	5-15-2040	$ 199,000	$ 132,421
U.S. Treasury Bond	1.13	8-15-2040	145,000	95,842
U.S. Treasury Bond	1.25	5-15-2050	60,000	34,880
U.S. Treasury Bond	1.38	11-15-2040	87,000	59,925
U.S. Treasury Bond	1.38	8-15-2050	151,000	90,677
U.S. Treasury Bond	1.63	11-15-2050	87,000	55,792
U.S. Treasury Bond	1.88	2-15-2041	208,000	155,561
U.S. Treasury Bond	1.88	2-15-2051	221,000	150,945
U.S. Treasury Bond	2.00	8-15-2051	629,000	442,438
U.S. Treasury Bond	2.25	5-15-2041	201,000	159,630
U.S. Treasury Bond	2.25	8-15-2046	106,000	79,993
U.S. Treasury Bond	2.25	8-15-2049	108,000	81,207
U.S. Treasury Bond	2.25	2-15-2052	70,000	52,199
U.S. Treasury Bond	2.38	5-15-2051	224,000	172,008
U.S. Treasury Bond	2.50	2-15-2045	116,000	92,560
U.S. Treasury Bond	2.50	2-15-2046	106,000	84,187
U.S. Treasury Bond	2.50	5-15-2046	105,000	83,377
U.S. Treasury Bond	2.75	8-15-2047	101,000	83,952
U.S. Treasury Bond	2.75	11-15-2047	100,000	83,195
U.S. Treasury Bond	2.88	8-15-2045	115,000	97,993
U.S. Treasury Bond	2.88	11-15-2046	154,000	131,231
U.S. Treasury Bond	3.00	5-15-2042	40,000	35,519
U.S. Treasury Bond	3.00	11-15-2044	114,000	99,438
U.S. Treasury Bond	3.00	5-15-2045	116,000	101,006
U.S. Treasury Bond	3.00	11-15-2045	115,000	100,063
U.S. Treasury Bond	3.00	2-15-2047	106,000	92,241
U.S. Treasury Bond	3.00	5-15-2047	104,000	90,508
U.S. Treasury Bond	3.00	2-15-2048	114,000	99,438
U.S. Treasury Bond	3.00	8-15-2048	121,000	105,662
U.S. Treasury Bond	3.00	2-15-2049	140,000	122,555
U.S. Treasury Bond	3.13	11-15-2041	37,000	33,728
U.S. Treasury Bond	3.13	2-15-2042	46,000	41,745
U.S. Treasury Bond	3.13	8-15-2044	115,000	102,602
U.S. Treasury Bond	3.13	5-15-2048	123,000	109,778
U.S. Treasury Bond	3.38	5-15-2044	110,000	102,309
U.S. Treasury Bond	3.38	11-15-2048	135,000	126,278
U.S. Treasury Bond	3.50	2-15-2039	29,000	28,649
U.S. Treasury Bond	3.63	8-15-2043	63,000	61,149
U.S. Treasury Bond	3.63	2-15-2044	113,000	109,305
U.S. Treasury Bond	3.75	8-15-2041	36,000	35,942
U.S. Treasury Bond	3.88	8-15-2040	37,000	37,942
U.S. Treasury Bond	4.25	5-15-2039	31,000	33,435
U.S. Treasury Bond	4.25	11-15-2040	40,000	42,939
U.S. Treasury Bond	4.38	2-15-2038	18,000	19,710
U.S. Treasury Bond	4.38	11-15-2039	35,000	38,238
U.S. Treasury Bond	4.38	5-15-2040	35,000	38,188
U.S. Treasury Bond	4.38	5-15-2041	33,000	35,900
U.S. Treasury Bond	4.50	2-15-2036	26,000	28,905
U.S. Treasury Bond	4.50	5-15-2038	21,000	23,289
U.S. Treasury Bond	4.50	8-15-2039	33,000	36,645
U.S. Treasury Bond	4.63	2-15-2040	38,000	42,765
U.S. Treasury Bond	4.75	2-15-2037	13,000	14,824
U.S. Treasury Bond	4.75	2-15-2041	44,000	50,120
U.S. Treasury Bond	5.00	5-15-2037	17,000	19,824
U.S. Treasury Bond	5.25	11-15-2028	45,000	48,700
See accompanying notes to portfolio of investments

14  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	5.25%	2-15-2029	$ 33,000	$ 35,769
U.S. Treasury Bond	5.38	2-15-2031	31,000	34,932
U.S. Treasury Bond	5.50	8-15-2028	35,000	38,138
U.S. Treasury Bond	6.13	11-15-2027	49,000	54,145
U.S. Treasury Bond	6.13	8-15-2029	25,000	28,553
U.S. Treasury Bond	6.25	5-15-2030	21,000	24,534
U.S. Treasury Bond	6.38	8-15-2027	21,000	23,263
U.S. Treasury Bond	6.88	8-15-2025	251,000	268,041
U.S. Treasury Note	0.13	2-15-2024	185,000	177,788
U.S. Treasury Note	0.25	3-15-2024	185,000	177,492
U.S. Treasury Note	0.25	5-15-2024	185,000	176,415
U.S. Treasury Note	0.25	5-31-2025	132,000	121,801
U.S. Treasury Note	0.25	6-30-2025	142,000	130,879
U.S. Treasury Note	0.25	7-31-2025	147,000	134,993
U.S. Treasury Note	0.25	8-31-2025	153,000	140,156
U.S. Treasury Note	0.25	10-31-2025	176,000	160,469
U.S. Treasury Note	0.38	4-15-2024	184,000	176,115
U.S. Treasury Note	0.38	4-30-2025	126,000	116,865
U.S. Treasury Note	0.38	11-30-2025	181,000	165,106
U.S. Treasury Note	0.38	1-31-2026	191,000	173,385
U.S. Treasury Note	0.38	7-31-2027	134,000	116,407
U.S. Treasury Note	0.38	9-30-2027	155,000	134,033
U.S. Treasury Note	0.50	3-31-2025	120,000	111,923
U.S. Treasury Note	0.50	2-28-2026	193,000	175,411
U.S. Treasury Note	0.50	4-30-2027	98,000	86,282
U.S. Treasury Note	0.50	5-31-2027	111,000	97,403
U.S. Treasury Note	0.50	6-30-2027	122,000	106,860
U.S. Treasury Note	0.50	8-31-2027	142,000	123,773
U.S. Treasury Note	0.50	10-31-2027	783,000	679,436
U.S. Treasury Note	0.63	3-31-2027	81,000	71,812
U.S. Treasury Note	0.63	11-30-2027	574,000	500,344
U.S. Treasury Note	0.63	5-15-2030	178,000	145,717
U.S. Treasury Note	0.63	8-15-2030	222,000	180,904
U.S. Treasury Note	0.75	4-30-2026	194,000	176,858
U.S. Treasury Note	0.75	5-31-2026	194,000	176,464
U.S. Treasury Note	0.88	11-15-2030	132,000	109,271
U.S. Treasury Note	1.00	7-31-2028	315,000	275,330
U.S. Treasury Note	1.13	2-28-2025	118,000	111,575
U.S. Treasury Note	1.13	2-28-2027	17,000	15,428
U.S. Treasury Note	1.25	8-31-2024	104,000	99,584
U.S. Treasury Note	1.25	4-30-2028	25,000	22,259
U.S. Treasury Note	1.25	8-15-2031	351,000	294,415
U.S. Treasury Note	1.38	1-31-2025	105,000	99,926
U.S. Treasury Note	1.38	8-31-2026	95,000	87,693
U.S. Treasury Note	1.38	10-31-2028	1,275,000	1,131,214
U.S. Treasury Note	1.38	11-15-2031	940,000	793,419
U.S. Treasury Note	1.50	11-30-2024	477,000	456,206
U.S. Treasury Note	1.50	8-15-2026	102,000	94,673
U.S. Treasury Note	1.50	1-31-2027	98,000	90,221
U.S. Treasury Note	1.50	2-15-2030	209,000	183,218
U.S. Treasury Note	1.63	2-15-2026	168,000	157,999
U.S. Treasury Note	1.63	5-15-2026	105,000	98,310
U.S. Treasury Note	1.63	10-31-2026	94,000	87,321
U.S. Treasury Note	1.63	11-30-2026	97,000	90,009
U.S. Treasury Note	1.63	8-15-2029	157,000	140,037
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.75%	6-30-2024	$ 106,000	$ 102,563
U.S. Treasury Note	1.75	7-31-2024	110,000	106,236
U.S. Treasury Note	1.75	12-31-2026	99,000	92,178
U.S. Treasury Note	1.75	11-15-2029	178,000	159,852
U.S. Treasury Note	1.88	8-31-2024	125,000	120,757
U.S. Treasury Note	1.88	6-30-2026	98,000	92,319
U.S. Treasury Note	1.88	7-31-2026	99,000	93,137
U.S. Treasury Note	1.88	11-15-2051	105,000	71,498
U.S. Treasury Note	2.00	4-30-2024	123,000	119,622
U.S. Treasury Note	2.00	5-31-2024	333,000	323,660
U.S. Treasury Note	2.00	6-30-2024	123,000	119,348
U.S. Treasury Note	2.00	2-15-2025	289,000	277,846
U.S. Treasury Note	2.00	8-15-2025	220,000	210,470
U.S. Treasury Note	2.00	11-15-2026	170,000	159,880
U.S. Treasury Note	2.13	2-29-2024	128,000	125,060
U.S. Treasury Note	2.13	3-31-2024	127,000	123,944
U.S. Treasury Note	2.13	7-31-2024	123,000	119,387
U.S. Treasury Note	2.13	11-30-2024	119,000	115,007
U.S. Treasury Note	2.13	5-15-2025	234,000	224,951
U.S. Treasury Note	2.13	5-31-2026	97,000	92,188
U.S. Treasury Note	2.25	4-30-2024	120,000	117,038
U.S. Treasury Note	2.25	10-31-2024	121,000	117,257
U.S. Treasury Note	2.25	11-15-2024	290,000	280,904
U.S. Treasury Note	2.25	12-31-2024	33,000	31,920
U.S. Treasury Note	2.25	11-15-2025	219,000	210,129
U.S. Treasury Note	2.25	3-31-2026	99,000	94,680
U.S. Treasury Note	2.25	2-15-2027	196,000	185,687
U.S. Treasury Note	2.25	8-15-2027	101,000	95,275
U.S. Treasury Note	2.25	11-15-2027	99,000	93,122
U.S. Treasury Note	2.38	2-29-2024	34,000	33,289
U.S. Treasury Note	2.38	8-15-2024	289,000	281,301
U.S. Treasury Note	2.38	4-30-2026	98,000	93,996
U.S. Treasury Note	2.38	5-15-2027	164,000	155,768
U.S. Treasury Note	2.38	5-15-2029	90,000	83,971
U.S. Treasury Note	2.50	5-15-2024	281,000	274,809
U.S. Treasury Note	2.50	1-31-2025	116,000	112,638
U.S. Treasury Note	2.50	2-28-2026	97,000	93,446
U.S. Treasury Note	2.63	3-31-2025	114,000	110,923
U.S. Treasury Note	2.63	1-31-2026	95,000	91,890
U.S. Treasury Note	2.63	2-15-2029	181,000	171,625
U.S. Treasury Note	2.75	2-15-2024	217,000	213,364
U.S. Treasury Note	2.75	2-28-2025	121,000	118,013
U.S. Treasury Note	2.75	6-30-2025	119,000	115,811
U.S. Treasury Note	2.75	8-31-2025	122,000	118,640
U.S. Treasury Note	2.75	2-15-2028	189,000	181,543
U.S. Treasury Note	2.75	8-15-2032	680,000	639,944
U.S. Treasury Note	2.88	4-30-2025	114,000	111,333
U.S. Treasury Note	2.88	5-31-2025	117,000	114,217
U.S. Treasury Note	2.88	7-31-2025	118,000	115,216
U.S. Treasury Note	2.88	11-30-2025	96,000	93,570
U.S. Treasury Note	2.88	5-15-2028	178,000	171,700
U.S. Treasury Note	2.88	8-15-2028	190,000	182,986
U.S. Treasury Note	3.00	10-31-2025	76,000	74,329
U.S. Treasury Note	3.13	11-15-2028	226,000	220,315
U.S. Treasury Note	3.50	2-15-2033	115,000	115,180
See accompanying notes to portfolio of investments

16  |  Allspring VT Index Asset Allocation Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	6.00%	2-15-2026	$ 42,000	$ 44,487
U.S. Treasury Note	6.50	11-15-2026	28,000	30,589
U.S. Treasury Note	6.63	2-15-2027	18,000	19,872
U.S. Treasury Note	6.75	8-15-2026	21,000	22,943
U.S. Treasury Note	7.63	2-15-2025	20,000	21,261
Total U.S. Treasury securities (Cost $24,484,656)				22,514,810

		Yield	Shares
Short-term investments: 4.15%
Investment companies: 4.15%
Allspring Government Money Market Fund Select Class ♠∞		4.69	2,678,363	2,678,363
Total Short-term investments (Cost $2,678,363)				2,678,363
Total investments in securities (Cost $47,050,955)	99.64%			64,235,714
Other assets and liabilities, net	0.36			229,113
Total net assets	100.00%			$64,464,827

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,238,925	$2,219,972	$(1,780,534)	$0	$0	$2,678,363	2,678,363	$21,123
See accompanying notes to portfolio of investments

Allspring VT Index Asset Allocation Fund  |  17

Portfolio of investments—March 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	23	6-21-2023	$2,632,483	$2,643,203	$10,720	$0
U.S. Long Term Bonds	1	6-21-2023	132,096	131,156	0	(940)
U.S. Ultra Treasury Bonds	2	6-21-2023	278,301	282,250	3,949	0
2-Year U.S. Treasury Notes	2	6-30-2023	410,844	412,906	2,062	0
5-Year U.S. Treasury Notes	6	6-30-2023	648,672	657,047	8,375	0
Short
Micro E-Mini S&P 500 Index	(16)	6-16-2023	(325,842)	(331,020)	0	(5,178)
					$25,106	$(6,118)
See accompanying notes to portfolio of investments

18  |  Allspring VT Index Asset Allocation Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring VT Index Asset Allocation Fund  |  19

Notes to portfolio of investments—March 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,166,968	$0	$0	$3,166,968
Consumer discretionary	3,951,783	0	0	3,951,783
Consumer staples	2,824,873	0	0	2,824,873
Energy	1,799,486	0	0	1,799,486
Financials	5,040,055	0	0	5,040,055
Health care	5,544,014	0	0	5,544,014
Industrials	3,382,723	0	0	3,382,723
Information technology	10,183,658	0	0	10,183,658
Materials	1,031,478	0	0	1,031,478
Real estate	999,187	0	0	999,187
Utilities	1,118,316	0	0	1,118,316
U.S. Treasury securities	22,514,810	0	0	22,514,810
Short-term investments
Investment companies	2,678,363	0	0	2,678,363
	64,235,714	0	0	64,235,714
Futures contracts	25,106	0	0	25,106
Total assets	$64,260,820	$0	$0	$64,260,820
Liabilities
Futures contracts	$6,118	$0	$0	$6,118
Total liabilities	$6,118	$0	$0	$6,118
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of March 31, 2023, $133,719 was segregated as cash collateral for open futures contracts.
For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

20  |  Allspring VT Index Asset Allocation Fund